Accounts Payable and Accrued Liabilities	3 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

Note 3 – Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following:

	March 31, 2026	December 31, 2025

Accounts payable	$398,041	$577,774
Accrued liabilities	204,122	275,580
	$602,163	$853,354